Related Party Transactions (Details) - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Amounts due to related parties		$ 730	$ 1,525
Mr. Zhang Bing [Member]
Amounts due to related parties	[1]		726
Mr. Lu Jia [Member]
Amounts due to related parties	[2]		799
Mr. Wang jian [Member]
Amounts due to related parties	[3]	230
TKK Symphony Sponsor 1 [Member]
Amounts due to related parties		$ 500

[1]	Chairman of the Company's board of directors and CEO of the Company
[2]	Board member and vice president of the Company.
[3]	Legal representative, Director, and General Manager of Glary Prosperity